Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
OPERATING ACTIVITIES
Net income (loss)	$ 136,114	$ (271,483)
Non-cash and non-operating items:
Depreciation and amortization	200,205	219,589
Unrealized loss on derivative instruments	(22,373)	(38,803)
Write-down and (loss) gain on sale	(171,548)	(179,113)
Gain on commencement of sales-type lease	44,943	0
Equity (income) loss, net of dividends received and return of capital	(29,751)	71,797
Income tax (recovery) expense	(9,681)	11,531
Foreign currency exchange loss and other	43,428	2,071
Direct financing lease payments received	337,363	9,242
Change in other operating assets and liabilities	92,310	41,729
Asset retirement obligation expenditures	(15,207)	0
Expenditures for dry docking	9,623	46,266
Net Cash Provided by (Used in) Operating Activities	894,136	256,126
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,109,267	449,686
Prepayments of long-term debt	1,639,223	774,401
Scheduled repayments of long-term debt and settlement of related swaps (note 10)	(267,953)	(171,946)
Proceeds from short-term debt	235,000	125,000
Prepayment of short-term debt	(265,000)	(75,000)
Proceeds from financing related to sale-leaseback of vessels	0	381,526
Repayments of obligations related to finance leases	71,135	72,559
Prepayment obligations related to finance leases	0	(111,617)
Repurchase of Teekay LNG common units	15,635	25,729
Distributions paid from subsidiaries to non-controlling interests	(58,081)	(46,982)
Cash dividends paid	0	5,523
Other financing activities	(798)	(580)
Net Cash Provided by (Used in) Financing Activities	(973,558)	(328,125)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(18,468)	(98,713)
Proceeds from sale of vessels and equipment	60,915	0
Proceeds from sale of assets, net of cash sold	24,977	100,000
Investment in equity-accounted investments	0	42,171
Loan repayment by joint venture	(4,650)	0
Other investing activities	(6,430)	0
Net Cash Provided by (Used in) Investing Activities	65,644	(40,884)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(13,778)	(112,883)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	456,325	505,639
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 442,547	$ 392,756